Other Non-financial Assets and Liabilities - Other non-financial assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	$ 172,555	$ 153,708	[1]	$ 114,576
Other non-current non-financial assets	14,486	149,126	[1]	271,792
Value-added tax fiscal credit and other taxes
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	101,937	77,666		47,545
Other non-current non-financial assets	3,123	120,348		238,868
Prepaid expenses
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	62,901	71,499		63,491
Water right credits
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets		18,285		16,440
Spare parts with a consumption schedule of more than 12 months
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	8,311	7,468		9,576
Guarantee deposits
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	2,420	1,779		4,507
Other
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	7,717	4,543		3,540
Other non-current non-financial assets	$ 632	$ 1,246		$ 2,401

[1]	See Note 3.